PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Global Insights Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.9%
Canada : 2.6%
480,746  Wheaton Precious Metals
Corp.
$ 29,363,966
2.6
China : 1.7%
80,320  Alibaba Group Holding
Ltd., ADR
8,523,558
0.8
175,648
(1)
Trip.com Group Ltd., ADR
10,438,761
0.9
18,962,319
1.7
France : 1.2%
1,204,270
Orange SA
13,792,415
1.2
India : 4.3%
1,099,852
DLF Ltd.
11,735,695
1.0
143,680
Maruti Suzuki India Ltd.
22,686,961
2.0
406,935
Reliance Industries Ltd.
14,317,180
1.3
48,739,836
4.3
Indonesia : 1.5%
25,025,600
Bank Central Asia Tbk PT
17,066,666
1.5
Italy : 2.3%
3,370,580
Enel SpA
26,923,578
2.3
Japan : 3.5%
454,100
Hitachi Ltd.
12,041,524
1.1
1,427,500
Sony Group Corp.
27,732,891
2.4
39,774,415
3.5
Netherlands : 1.9%
647,686  Koninklijke Ahold Delhaize
NV
22,371,789
1.9
Spain : 4.5%
4,550,320
Banco Santander SA
23,315,275
2.0
474,036  Industria de Diseno Textil
SA
28,075,533
2.5
51,390,808
4.5
Switzerland : 3.3%
217,581
Holcim AG
21,308,332
1.9
25,479
Lonza Group AG
16,168,558
1.4
37,476,890
3.3
United Kingdom : 3.9%
179,252  London Stock Exchange
Group PLC
24,541,617
2.1
198,490  Reckitt Benckiser Group
PLC
12,144,467
1.1
261,589
Shell PLC
8,486,415
0.7
45,172,499
3.9
United States : 68.2%
91,414
3M Co.
12,496,294
1.1
235,454
Acushnet Holdings Corp.
15,010,192
1.3
67,316
(1)
Advanced Micro Devices,
Inc.
11,045,209
1.0
143,583
Alcoa Corp.
5,539,432
0.5
54,477
(1)
Amazon.com, Inc.
10,150,699
0.9
121,826
Apple, Inc.
28,385,458
2.5
130,623
(1)
ARM Holdings PLC, ADR
18,680,395
1.6
1,567,481
AT&T, Inc.
34,484,582
3.0
517,801
(1)
Avantor, Inc.
13,395,512
1.2
547,188
Bank of America Corp.
21,712,420
1.9
342,238
Cisco Systems, Inc.
18,213,906
1.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
73,631
(1)
Coinbase Global, Inc. -
Class A
$ 13,118,835
1.1
95,986
Constellation Energy Corp.
24,958,280
2.2
488,515
CSX Corp.
16,868,423
1.5
92,173
D.R. Horton, Inc.
17,583,843
1.5
11,706
Eli Lilly & Co.
10,370,814
0.9
73,893
(1)
First Solar, Inc.
18,431,870
1.6
533,460
Fox Corp. - Class A
22,581,362
2.0
485,979
Freeport-McMoRan, Inc.
24,260,072
2.1
141,049
General Electric Co.
26,599,020
2.3
39,562
HCA Healthcare, Inc.
16,079,184
1.4
45,044
(1)
Inspire Medical Systems,
Inc.
9,506,536
0.8
131,430  Interactive Brokers Group,
Inc. - Class A
18,316,085
1.6
513,880
(1)
Joby Aviation, Inc.
2,584,816
0.2
31,377
Microsoft Corp.
13,501,523
1.2
10,205
(1)
MicroStrategy, Inc. - Class
A
1,720,563
0.2
118,555
(1)
Natera, Inc.
15,050,557
1.3
180,759
NextEra Energy, Inc.
15,279,558
1.3
154,533
NVIDIA Corp.
18,766,488
1.6
158,830  Occidental Petroleum
Corp.
8,186,098
0.7
225,608
Otis Worldwide Corp.
23,449,696
2.1
357,134
(1)
Palantir Technologies, Inc.
- Class A
13,285,385
1.2
109,647
(1)
PayPal Holdings, Inc.
8,555,755
0.7
123,832  PNC Financial Services
Group, Inc.
22,890,345
2.0
150,152
Prologis, Inc.
18,961,195
1.7
575,844
(1)
Rocket Cos., Inc. - Class A
11,050,446
1.0
63,697
Rockwell Automation, Inc.
17,100,097
1.5
42,235
Salesforce, Inc.
11,560,142
1.0
35,631
(1)
SiTime Corp.
6,111,073
0.5
138,750
Sysco Corp.
10,830,825
0.9
54,157
Targa Resources Corp.
8,015,778
0.7
56,363
(1)
Tesla, Inc.
14,746,252
1.3
990,673
(1)
Under Armour, Inc. - Class
A
8,826,896
0.8
46,457
Valero Energy Corp.
6,273,089
0.6
248,414
Veralto Corp.
27,787,590
2.4
60,262  Vertiv Holdings Co. - Class
A
5,995,466
0.5
104,736
(1)
Viking Therapeutics, Inc.
6,630,836
0.6
380,001
Walmart, Inc.
30,685,081
2.7
185,716
Walt Disney Co.
17,864,022
1.6
91,867  Weatherford International
PLC
7,801,346
0.7
93,624
Zoetis, Inc.
18,292,257
1.6
779,591,598
68.2
Total Common Stock
(Cost $991,442,563)
1,130,626,779
98.9

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Global Insights Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
Total Long-Term
Investments
(Cost $991,442,563)
$ 1,130,626,779
98.9
Total Investments in
Securities
(Cost $991,442,563) $ 1,130,626,779 98.9
Assets in Excess of
Other Liabilities 12,907,508 1.1
Net Assets $ 1,143,534,287 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 14.7%
Consumer Discretionary 14.3
Financials 13.3
Industrials 12.7
Health Care 9.2
Communication Services 7.8
Materials 7.0
Consumer Staples 6.7
Utilities 5.9
Energy 4.6
Real Estate 2.7
Assets in Excess of Other Liabilities 1.1
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
3
Voya Global Insights Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Canada $ 29,363,966 $ — $ — $ 29,363,966
China 18,962,319 — — 18,962,319
France — 13,792,415 — 13,792,415
India — 48,739,836 — 48,739,836
Indonesia 17,066,666 — — 17,066,666
Italy — 26,923,578 — 26,923,578
Japan — 39,774,415 — 39,774,415
Netherlands 22,371,789 — — 22,371,789
Spain — 51,390,808 — 51,390,808
Switzerland — 37,476,890 — 37,476,890
United Kingdom — 45,172,499 — 45,172,499
United States 779,591,598 — — 779,591,598
Total Common Stock 867,356,338 263,270,441 — 1,130,626,779
Total Investments, at fair value $ 867,356,338 $ 263,270,441 $ — $ 1,130,626,779
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 157,424,455
Gross Unrealized Depreciation (18,240,239)
Net Unrealized Appreciation $ 139,184,216